Other assets	12 Months Ended
Dec. 31, 2021
Other assets.
Other assets

12            Other assets

	December 31, 2021	December 31, 2020
Prepaid expenses (a)	29,743	13,221
Rental security deposits	2,471	1,402
Suppliers’ advances	162	673
Other	592	72
Total	32,968	15,368

Current	29,994	12,874
Non-current	2,974	2,494
Total	32,968	15,368

(a)	Prepaid expenses are mostly comprised of prepaid insurance, mainly related to directors and officers liability insurance, consulting, software support prepayments.